AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("SEPARATE ACCOUNT")
           SUPPLEMENT TO OVERTURE ANNUITY II AND OVERTURE ANNUITY III
                          PROSPECTUS DATED MAY 1, 2001
                          SUPPLEMENT DATED MAY 10, 2001

The following changes are made to your policy Prospectus to reflect a correction regarding the Administrative Expense Fee:

The first table in the FEE TABLES section, page 6, is deleted and replaced with the following:

---------------------------------------------------------------------- ------------- ------------
                                                                                      Guaranteed
                                                                         Current       Maximum
                                                                           Fee           Fee
---------------------------------------------------------------------- ------------- ------------
TRANSACTION FEES
------------------------------- -------------------------------------- ------------- ------------
x WITHDRAWAL CHARGE
(AS A % OF EACH PREMIUM             YEARS SINCE RECEIPT OF PREMIUM
 WITHDRAWN)                     ---- ---- ---- ---- ---- --- ---- ----
                                 1    2    3    4    5   6    7   8+
                                ---- ---- ---- ---- ---- --- ---- ----
x  7-YEAR WITHDRAWAL CHARGE      6%   6%   6%   5%   4%   3%  2%   0%        -             -
------------------------------- ---- ---- ---- ---- ---- --- ---- ---- ------------- ------------
x  TRANSFER FEE (PER          x  First 15 transfers per year                NONE         NONE
   TRANSFER)                  x  Over 15 transfers in one Policy
                                 Year, we may charge ...                    $10          $10
-------------------------------------------------------------------------------------------------
ANNUAL FEES  (DEDUCTED ON THE LAST BUSINESS DAY OF EACH YEAR)
-------------------------------------------------------------------------------------------------

x  ANNUAL POLICY FEE            OVERTURE ANNUITY II POLICY:                 $30           $50
                                OVERTURE ANNUITY III POLICY:                $36           $50
---------------------------------------------------------------------- ------------- ------------
x  ADMINISTRATIVE EXPENSE FEE  (A PERCENTAGE OF POLICY VALUE)              0.20%         0.20%
-------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
          (DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SEPARATE ACCOUNT TO EQUAL THE ANNUAL % SHOWN)
                    -----
---------------------------------------------------------------------- ------------- ------------
x  MORTALITY & EXPENSE RISK CHARGE                                         1.25%         1.25%
---------------------------------------------------------------------- ------------- ------------
                             TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES        1.25%         1.25%
                                                                           -----         -----
---------------------------------------------------------------------- ------------- ------------

Information in the FEES section, ADMINISTRATIVE FEES provision, on page 19, is deleted and replaced with the following:

[ ]  ADMINISTRATIVE FEES

     Administrative fees help us cover our cost to administer your Policy.

     ADMINISTRATIVE EXPENSE FEE
     x This annual fee is 0.20% of your Policy value and is guaranteed to not increase.

     ANNUAL POLICY FEE
     x OVERTURE ANNUITY II POLICY: Currently $30. We reserve the right to charge an annual Policy fee not to exceed $50.
        OVERTURE ANNUITY III POLICY: Currently $36. We reserve the right to charge an annual Policy fee not to exceed $50.

Administrative Fees are deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS VARIABLE LIFE INSURANCE COMPANY. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AVLIC AT 1-800-745-1112.